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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

    For the monthly distribution period from April 1, 2007 to April 30, 2007

             Commission File Number of issuing entity: 333-131201-16

                           RFMSI Series 2007-S1 Trust
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-131201

                 Residential Funding Mortgage Securities I, Inc.
              (Exact name of depositor as specified in its charter)

                        Residential Funding Company, LLC
               (Exact name of sponsor as specified in its charter)

                          New York                                   None
 (State or other jurisdiction of incorporation               (I.R.S. Employer
     or organization of the issuing entity)                  Identification No.)

 c/o Residential Funding Company, LLC, as Master Servicer
              8400 Normandale Lake Boulevard                         55437
               Minneapolis, Minnesota 55437                          (Zip Code)
          (Address of principal executive offices of
                        issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

               Title of Class            Registered/reported pursuant to (check one)               Name of exchange
                                                                                                  (If Section 12(b))
                                              Section 12(b)    Section 12(g)     Section 15(d)
Mortgage Pass-Through Certificates, Series
2007-S1, in the classes specified herein         [___]            [___]              [ X ]          _______________


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___


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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RFMSI Mortgage Pass-Through Certificates, Series 2007-S1 (the "Certificates"), dated January 26, 2007, and related Prospectus dated December 18, 2006 (collectively, the "Prospectus"), of the RFMSI Series 2007-S1 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class A-6, Class A-7, Class
A-8, Class A-9, Class A-10, Class A-11, Class A-12, Class A-13, Class A-14, Class A-15, Class A-16, Class A-17, Class A-V, Class A-P, Class R-I, Class R-II, Class M-1, Class M-2 and Class M-3.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.


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


ITEM 9 - Exhibits

         (a)      Documents filed as part of this report.

Exhibit 99.1      May 2007 Monthly Statement to Certificateholders

         (b)      Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1 Series Supplement, dated as of January 1, 2007, to the Standard Terms of Pooling and Servicing Agreement, dated as of November 1, 2006, among Residential Funding Mortgage Securities I, Inc., as company, Residential Funding Company, LLC, as master servicer, and U.S. Bank National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.2 Assignment and Assumption Agreement, dated as of January 30, 2007, between Residential Funding Company, LLC and Residential Funding Mortgage Securities I, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

Exhibit 10.3 Master Agreement, dated as of January 30, 2007, between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Confirmation, dated as of January 30, 2007, between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Novation Confirmation, dated as of January 30, 2007, among Credit Suisse International, Credit Suisse Management LLC and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; Schedule, dated as of January 30, 2007, between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust; and Credit Support Annex, dated as of January 30, 2007 between Credit Suisse International and U.S. Bank National Association, as trustee on behalf of the RFMSI Series 2007-S1 Trust (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on February 14, 2007).

 Exhibit 99.1     May 2007 Monthly Statement to Certificateholders


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


                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  May 25, 2007



                                   RFMSI Series 2007-S1 Trust
                                   (Issuing entity)

                                   By:  Residential Funding Company, LLC,
                                        as Master Servicer


                                         By:  /s/ Darsi Meyer
                                              Name:   Darsi Meyer
                                              Title:  Director


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


             EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS


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